UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of May 31, 2016 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.0%
New York 94.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	1,000,000	1,066,080
Series A, Prerefunded, 5.75%, 11/15/2022	1,000,000	1,073,310
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,153,240
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,490,170
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	4,766,895
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,529,320
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,418,500
5.5%, 10/1/2037, ins: Goldman Sachs Group, Inc.	2,500,000	3,328,250
Long Island, NY, Electric System Revenue, Power Authority:
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,056,800
Series B, 5.0%, 9/1/2037	1,185,000	1,404,592
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,676,000
Series A, 5.0%, 5/1/2038	2,000,000	2,241,740
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,283,060
Series A, Prerefunded, 5.5%, 11/15/2039	5,000,000	5,569,231
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	2,500,000	3,077,075
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,174,730
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,460,718
6.0%, 3/1/2018, INS: NATL	1,130,000	1,226,378
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,222,000
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,507,466
Series A, 5.0%, 10/1/2033	1,000,000	1,216,350
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	863,565
5.0%, 8/1/2042	1,000,000	1,118,360
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	819,908
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	195,000	195,747
6.0%, 7/1/2021, INS: NATL	850,000	964,079
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,846,270
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology, 5.5%, 1/1/2017	2,515,000	2,587,683
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,302,000
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,654,550
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	4,190,340
Series D, 5.0%, 11/15/2034	1,000,000	1,161,430
Series A-1, 5.0%, 11/15/2035	2,000,000	2,400,720
Series D-1, 5.0%, 11/15/2039	2,500,000	2,992,625
Series B, 5.25%, 11/15/2044	3,000,000	3,632,730
New York, Sales & Special Tax Revenue, Local Government Assistance Corp., Series C, 5.5%, 4/1/2017	1,920,000	1,987,488
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	6,185,700
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	385,000	390,621
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	425,000	426,721
5.75%, 7/1/2018, INS: AGMC	1,425,000	1,492,459
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: NATL	2,955,000	2,960,910
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,186,760
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,466,988
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.4% *, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: NATL	1,190,000	1,248,608
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,138,680
Series C, 5.0%, 7/1/2037	2,510,000	2,873,850
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,306,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,629,750
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,344,550
Series A, 5.25%, 7/1/2034	5,000,000	5,631,450
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,814,265
Series A, 5.0%, 5/1/2032	2,000,000	2,310,520
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,698,405
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	441,389
Series B, Prerefunded, 5.25%, 7/1/2024	655,000	681,475
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,797,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,278,010
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,847,425
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,592,890
Series C, 5.0%, 7/1/2040	2,750,000	3,084,510
Series A, 5.0%, 7/1/2041	2,000,000	2,289,920
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.39% *, 11/15/2036, LIQ: Fannie Mae	835,000	835,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,239,720
Series A, 5.0%, 10/1/2034	1,000,000	1,222,310
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,304,460
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	1,250,000	1,386,350
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,589,456
Series A, 5.0%, 3/15/2044	2,000,000	2,375,160
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,895,000	4,308,298
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,552
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project:
Series A-3, AMT, 0.4% *, 6/1/2036, LOC: Scotiabank	750,000	750,000
Series A-3, 0.41% *, 5/1/2039, LOC: Mizuho Corporate Bank	680,000	680,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,912,475
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,183,135
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,911,240
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	850,000	892,976
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	15,000	15,078
New York, State Housing Finance Agency Revenue, Riverside Center 2 Housing, Series A-3, 0.4% *, 11/1/2046, LOC: Bank of America NA	300,000	300,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.41% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Housing Finance Agency, Liberty Street Realty LLC, Series A, 0.39% *, 5/1/2035, LOC: Freddie Mac	400,000	400,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 3/15/2039	5,150,000	5,671,334
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,269,000
"3", 5.0%, 3/15/2044	1,190,000	1,341,166
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,578,190
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,773,150
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,558,106
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,811,600
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	547,035
Series A, 4.0%, 1/1/2038	500,000	545,720
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041 (a)	2,500,000	2,827,725
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,479,880
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,757,475
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series B, 5.0%, 3/15/2023	5,000	5,171
Series B, Prerefunded, 5.0%, 3/15/2023	40,000	41,372
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,323,504
New York, Triborough Bridge & Tunnel Authority Revenues:
Series A, 5.0%, 11/15/2035	3,000,000	3,702,000
Series A-2, 5.25%, 11/15/2034	4,500,000	4,968,270
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,107,620
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,408,787
New York, Utility Debt Securitization Authority, Restruturing Bonds, 5.0%, 12/15/2036	5,000,000	6,159,950
New York & New Jersey, Port Authority, Series 189, 5.0%, 5/1/2035	2,000,000	2,434,860
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,312,200
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,090,080
New York & New Jersey, Port Authority, One Hundred Ninety-Fifth, AMT, 5.0%, 4/1/2036	4,000,000	4,816,600
New York & New Jersey, Port Authority, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,600,900
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,203,986
New York City, NY, Health & Hospital Corp., Health Systems, Series C, 0.39% *, 2/15/2031, LOC: TD Bank NA	500,000	500,000
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,396,788
New York City, NY, Housing Development Corp., LA Fontaine Owners LLC, Series A, AMT, 0.44% *, 6/1/2037, LOC: Citibank NA	425,000	425,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.41% *, 10/15/2041, LIQ: Fannie Mae	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, The Plaza Residences LP, Series A, AMT, 0.44% *, 7/1/2039, LOC: Citibank NA	500,000	500,000
New York City, NY, Housing Development Corp., White Plains Apartments, Series A, AMT, 0.41% *, 3/1/2038, LOC: Freddie Mac	500,000	500,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,216,180
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,547,890
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,148,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	3,080,000	3,389,201
Series A, Prerefunded, 5.75%, 6/15/2040	920,000	1,012,672
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,099,310
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,712,840
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 0.42% *, 11/15/2022, SPA: JPMorgan Chase Bank NA	200,000	200,000
Series A-1, 5.0%, 8/1/2037	3,000,000	3,604,800
Series A, 5.0%, 5/1/2038	4,000,000	4,437,240
Series B1, 5.0%, 11/1/2040	4,000,000	4,758,400
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,410,920
New York, NY, General Obligation:
Series H-2, 0.39% *, 3/1/2034, LOC: CA Public Employees Retirement System	500,000	500,000
Series C, 5.0%, 8/1/2034	2,865,000	3,447,139
Series I-1, 5.375%, 4/1/2036	2,475,000	2,782,840
Series I-1, Prerefunded, 5.375%, 4/1/2036	525,000	590,179
Series I-1, 5.625%, 4/1/2029	3,000,000	3,375,840
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,960,400
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,689,105
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	495,000	491,104
5.7%, 1/1/2028	1,625,000	1,469,049
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,342,366
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	3,083,666
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,537,560
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,647,898
		342,652,354
Guam 1.1%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	2,400,000	2,807,664
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	389,427
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	696,565
		3,893,656
Puerto Rico 0.8%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,557,246
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	4,125,000	1,575,709
		3,132,955
Virgin Islands 1.0%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	532,785
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	3,000,000	3,257,040
		3,789,825
Total Municipal Bonds and Notes (Cost $327,371,199)		353,468,790
Underlying Municipal Bonds of Inverse Floaters (b) 8.8%
New York
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	10,237,887
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.06%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	11,321,100
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.09%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	6,005,000	6,242,468
New York City, NY, Transitional Finance Authority Revenue, Series B, Prerefunded, 5.0%, 11/1/2023 (c)	3,995,000	4,152,982
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.045%, 11/1/2020, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $29,805,645)		31,954,437
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $357,176,844) †	105.8	385,423,227
Floating Rate Notes (b)	(6.2)	(22,425,000)
Other Assets and Liabilities, Net	0.4	1,282,657
Net Assets	100.0	364,280,884

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2016.
†	The cost for federal income tax purposes was $334,380,145. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $28,618,082. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,736,814 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,118,732.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$385,423,227	$—	$385,423,227
Total	$—	$385,423,227	$—	$385,423,227

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016